May 4, 2020
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	Versus Capital Multi-Manager Real Estate Income Fund LLC (File Nos. 333-236968, 811-22534)

Ladies and Gentlemen:

On behalf of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), a limited liability company formed pursuant to the laws of the state of Delaware, we are filing today, pursuant to Rule 486(b) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, a filing on Form N-2 (the “Combined Registration Statement”) that (i) registers additional common shares under the Act and (ii) amends the Fund’s existing registration statement File Nos. 333-172947 and 333-209345, each as amended, each as previously filed by the Fund. Pursuant to Rule 486(b) under the Act, it is proposed that the Combined Registration Statement become effective on May 5, 2020.

The Combined Registration Statement is being filed for the purposes of registering an additional $1,500,000,000 in common shares of beneficial interest, addressing comments received from the Staff of the Securities and Exchange Commission (the “SEC”) with respect to the Fund’s Registration Statement under the Securities Act and the 1940 Act, filed on March 6, 2020 (the “Initial Filing”), and updating certain other information. The required registration fees were paid in connection with the Initial Filing.

We have assisted the Fund in the preparation of the Combined Registration Statement and believe that the Combined Registration Statement does not contain disclosure that would render it ineligible to become effective under Rule 486(b) under the Act.

Please direct any questions or comments on the enclosed to the attention of Sarah Clinton of Ropes & Gray LLP at (617) 951-7375.  Thank you for your attention in this matter.

Very truly yours,

/s/ Steve Andersen

cc:	David C. Sullivan, Ropes & Gray LLP Sarah Clinton, Ropes & Gray LLP